Property and equipment, net	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net

10. Property and equipment, net

Property and equipment consisted of the following:

	As of March 31,
	2024	2023
Server hardware	$19,419,370	$20,050,414
Vehicles	96,890	211,946
	19,516,260	20,262,360
Less: accumulated depreciation	(13,882,199)	(14,420,101)
Impairment	(5,579,631)	(5,760,944)
Property and equipment, net	$54,430	$81,315

The total impairment to property and equipment as of March 31, 2024 and March 31, 2023 were $5,579,631 and $5,760,944, respectively.

Additions to property and equipment for the six months periods ended March 31, 2024 and 2023 were both nil. Disposals of property and equipment for the year ended March 31, 2024 had a gain of 1,546, and no disposal for the year ended March 31, 2023.

Depreciation expenses were $ 21,013 and $4,033,569 for the years ended March 31, 2024 and 2023, respectively.